Revenue from sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from sale of gold	$ 511,434	$ 440,603	$ 419,541
Royalty expense	(31,217)	(27,611)	27,188
Revenue from sale of goods	1,223,942	1,015,670	846,269
America [member]
Revenue from sale of goods	464,000	410,154	419,359
Minera Yanacocha SRL and subsidiary [member]
Revenue from sale of gold	670,905	791,766	1,070,021
Revenue from sale of goods	645,176	761,193	1,031,174
Minera Yanacocha SRL and subsidiary [member] | Peruvian government [member]
Royalty expense	(4,990)	(6,234)	(6,433)
Minera Yanacocha SRL and subsidiary [member] | S.M.R.L. Chaupiloma Dos de Cajamarca [member]
Royalty expense	(20,739)	(24,339)	(32,414)
Minera Yanacocha SRL and subsidiary [member] | Suiza [member]
Revenue from sale of gold	491,887	558,723	754,335
Minera Yanacocha SRL and subsidiary [member] | America [member]
Revenue from sale of gold	$ 179,018	$ 233,043	$ 315,686